Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Property and Equipment

At December 31, 2010, property and equipment consists of:

	Useful Life (Years)	2010	2009

Furniture and fixtures	1-5	$48,659	$62,315
Computer equipment	5	164,310	37,099
Laboratory Equipment	1-5	184,427	61,307
Freezer equipment	7-15	318,086	301,777
Leasehold Improvements	5	104,353	67,987
		819,835	530,485
Less: accumulated depreciation and amortization		(248,404)	(146,888)
		$571,431	$383,597

For the years ended December 31, 2010 and 2009, depreciation and amortization expense totaled $108,089 and $46,523 respectively.